                                           UAM Funds
                                           Funds for the Informed Investor/sm/



        Independence Small Cap Portfolio
        Semi-Annual Report                                      April 30, 2001









                                                                        UAM(R)

        UAM FUNDS                   INDEPENDENCE SMALL CAP PORTFOLIO
                                    APRIL 30, 2001

        ------------------------------------------------------------
                               TABLE OF CONTENTS
        ------------------------------------------------------------

        Shareholders' Letter....................................   1

        Statement of Net Assets.................................   4

        Statement of Operations.................................   7

        Statement of Changes in Net Assets......................   8

        Financial Highlights....................................   9

        Notes to Financial Statements...........................  10

        Shareholder Voting Results..............................  14

        ------------------------------------------------------------

UAM FUNDS                                       INDEPENDENCE SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------

April 30, 2001

Dear Shareholders:

We are pleased to report on the investment results and strategy for the UAM Independence Small Cap Portfolio for the six-month period ended April 30, 2001.

Most of the major stock market indices took a roller coaster ride during the six months prior to April 30th. After trading down at the end of last year, they rallied in January, then dropped sharply until rebounding yet again in April. This hardly seems like ratio- nal behavior. What the market has been reacting to, as always, is new information and during that period, that information was often conflicting. We saw signs of strength and weakness in the economy. The Federal Reserve Board lowered interest rates, but it was not at all clear how much medicine was needed or even, for that matter, how sick the patient was. The lack of visibility regarding the outlook for corporate earnings caused the market to lurch in one direction and then the other, depending on the tone of the latest news. Compounding the uncertainty was the leadership vacuum created after the technology sector's steep decline in the last nine months of 2000.

Given the unsettled nature of the markets overall, it is no surprise that most indices declined in the October 2000-April 2001 period. The S & P 500 dropped 12.07%, the NASDAQ Composite declined 35.65%, and the Russell 2000 fell 1.77%. Clearly, small caps beat large caps. Also, the value style outperformed growth. The value segment of the Russell 2000 was up 14.62% while its growth counterpart was down 17.34%, an unprecedented gap. We were off 5.48% for the six months, better than the S & P 500, but behind the Russell 2000. A major reason for our lagging performance was an overweighting in technology. After a number of the holdings had done well in 1999 and early 2000, we had been lightening our technology weighting, but obviously not fast enough. We owned stocks of companies that generally had solid growth prospects and modest valuations. Nonetheless, it seemed like very few stocks in the group were left unscathed by NASDAQ's continuing decline. Specific holdings that hurt our results were FileNET and Tetra Tech, both of which suffered from concerns about corporate spending on information technology, and RehabCare, which retraced some of its substantial climb in the prior six months. On the plus side, we were helped by a better earnings outlook at Fleming subsequent to management's restructuring operations, new product introductions at LeCroy, and continued strong results at AmeriCredit. We should point out that November and December were our worst months. Since the beginning of the 2001 calendar year, our performance has picked up significantly.

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UAM FUNDS                                       INDEPENDENCE SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------

It appears that the strong crosscurrents that are impairing earnings visibility will not subside quickly. However, small caps remain undervalued and we believe that the group's positive relative performance will continue over the next few quarters, possibly longer. Our focus remains on identifying those rare stocks where improving underlying fundamentals are not fully reflected by the share prices. This value orientation should serve us well in the existing market environment as well as when investors begin to discern an improving prospect for profit growth.

Yours truly,

Charles S. Glovsky, CFA


   All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

   There are no assurances that a portfolio will meet its stated objectives.

         A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

                          Ten Largest Equity Holdings
                      (as a percentage of the Portfolio)

       1. Cambrex (4.2%)                    6. Elizabeth Arden (3.5%)
       2. Penn National Gaming (4.1%)       7. OM Group (3.4%)
       3. AmeriCredit (3.9%)                8. Radian Group (3.4%)
       4. Helmerich & Payne (3.5%)          9. Ann Taylor Stores (3.2%)
       5. Fleming (3.5%)                   10. Waste Connections (3.2%)

UAM FUNDS                                       INDEPENDENCE SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------

                     Definition of the Comparative Indices
                     -------------------------------------

NASDAQ Composite Index is a market capitalization, price only, unmanaged index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as national market system traded foreign common stocks and ADRs.
Russell 2000 Index is an unmanaged index composed of the 2,000 smallest stocks in the Russell 3000 Index.
Russell 2000 Value Index contains those Russell 2000 securities with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.
Standard & Poor's 500 Index is an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.


    The comparative indices assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees were reflected in the comparative indices' returns,
                    the performance would have been lower.
      Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                       INDEPENDENCE SMALL CAP PORTFOLIO
                                                APRIL 30, 2001  (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
COMMON STOCKS -- 96.2%

                                                   Shares        Value
                                                  -------      ----------
AUTOMOTIVE -- 2.5%
Superior Industries International.................  7,700      $  309,925
                                                               ----------

BANKING -- 0.6%
     PBOC Holdings................................  7,500          75,000
                                                               ----------

BEAUTY PRODUCTS -- 3.4%
     Elizabeth Arden.............................. 23,500         430,050
                                                               ----------

CAPITAL EQUIPMENT -- 2.5%
     Terex*....................................... 15,700         307,720
                                                               ----------

CHEMICALS -- 8.6%
Cambrex........................................... 11,200         521,024
     Cytec Industries.............................  3,800         124,298
     OM Group.....................................  7,800         426,660
                                                               ----------
                                                                1,071,982
                                                               ----------
COMMUNICATIONS EQUIPMENT -- 0.0%
     Rohn Industries*.............................    200             874
                                                               ----------
COMPUTERS & SERVICES -- 8.6%
     Artesyn Technologies*........................ 12,000         181,920
     Filenet*..................................... 11,500         161,000
     Mastec*...................................... 13,600         199,376
     Progress Software*........................... 20,500         290,075
     Sunquest Information Systems*................ 17,700         240,720
                                                               ----------
                                                                1,073,091
                                                               ----------
ELECTRONICS -- 13.5%
     Benchmark Electronics*.......................  7,300         186,150
     Esterline Technologies*...................... 10,800         210,600
     Excel Technology*............................ 17,600         377,344
     LeCroy*...................................... 19,200         368,640
     Merix*....................................... 14,100         274,668
     Woodhead Industries.......................... 15,400         265,342
                                                               ----------
                                                                1,682,744
                                                               ----------
ENTERTAINMENT -- 4.0%
     Penn National Gaming*........................ 31,100         506,930
                                                               ----------

ENVIRONMENTAL SERVICES -- 5.7%
     Casella Waste Systems, Cl A*................. 33,600         305,760
     Waste Connections*........................... 14,100         401,145
                                                               ----------
                                                                  706,905
                                                               ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                       INDEPENDENCE SMALL CAP PORTFOLIO
                                                APRIL 30, 2001  (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                   Shares        Value
                                                  -------      ----------
FINANCIAL SERVICES -- 10.5%
     Actrade Financial Technologies*..............  4,400      $  141,108
     AmeriCredit*................................. 10,400         482,144
     Metris.......................................  8,500         255,000
     Tucker Anthony Sutro.........................  9,100         189,098
     WFS Financial*............................... 11,900         243,950
     WFS Financial Rights*........................ 11,900           5,950
                                                               ----------
                                                                1,317,250
                                                               ----------

INSURANCE -- 3.3%
     Radian Group.................................  5,400         418,500
                                                               ----------

MEDICAL PRODUCTS & SERVICES -- 7.3%
     Ameripath*...................................  6,100         152,256
     RehabCare Group*............................. 10,400         390,520
     US Oncology*................................. 41,000         366,950
                                                               ----------
                                                                  909,726
                                                               ----------

MISCELLANEOUS BUSINESS SERVICES -- 2.4%
     Tetra Tech*.................................. 12,100         295,482
                                                               ----------

PETROLEUM & FUEL PRODUCTS -- 5.2%
     Helmerich & Payne............................  8,600         440,578
     Noble Affiliates.............................  4,800         208,656
                                                               ----------
                                                                  649,234
                                                               ----------

RETAIL -- 8.2%
     Ann Taylor Stores*........................... 14,800         403,300
     Fred's....................................... 11,300         285,890
     Ross Stores.................................. 15,200         334,096
                                                               ----------
                                                                1,023,286
                                                               ----------

SEMICONDUCTORS -- 0.1%
     BTU International*...........................  3,200          18,656
                                                               ----------

SEMICONDUCTORS/INSTRUMENTS -- 1.7%
     Actel*.......................................  9,300         214,365
                                                               ----------

TRANSPORTATION -- 1.6%
     Triumph Group*...............................  4,700         197,870
                                                               ----------

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                       INDEPENDENCE SMALL CAP PORTFOLIO
                                                APRIL 30, 2001  (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - concluded


                                                   Shares         Value
                                                  -------      -----------
WHOLESALE -- 6.5%
     Apogent Technologies*......................   16,400      $   377,200
     Fleming....................................   14,800          435,860
                                                               -----------
                                                                   813,060
                                                               -----------

     TOTAL COMMON STOCKS
        (Cost $9,853,726).......................                12,022,650

SHORT-TERM INVESTMENT -- 4.3%


                                                    Face
                                                   Amount
                                                  --------

REPURCHASE AGREEMENT -- 4.3%

   Chase Securities, Inc. 4.30%,
     dated 04/30/01, due 05/01/01
     to be repurchased at $535,064
     collateralized by $522,274 of
     various U.S. Treasury Obligations
     valued at $527,005 (Cost $535,000).......... $535,000         535,000
                                                               -----------

   TOTAL INVESTMENTS -- 100.5%
     (Cost $10,388,726) (a)......................               12,557,650
                                                               -----------
   OTHER ASSETS AND LIABILITIES, NET -- (0.5%)...                  (66,723)
                                                               -----------


NET ASSETS CONSIST OF:

   Paid in Capital...............................                7,612,870
   Accumulated Net Investment Loss...............                  (87,643)
   Accumulated Net Realized Gain.................                2,796,776
   Unrealized Appreciation.......................                2,168,924
                                                               -----------
   TOTAL NET ASSETS--100.0%......................              $12,490,927
                                                               ===========

   Institutional Class Shares:
   Shares Issued and Outstanding
     (authorized 25,000,000 -- $0.001
     par value)..................................                  916,475
   Net Asset Value, Offering and
     Redemption Price Per Share..................              $     13.63
                                                               ===========

*   Non-Income Producing Security

Cl  Class
(a) The cost for federal income tax purposes was $10,388,726. At April 30, 2001, net unrealized appreciation for all securities based on tax cost was $2,168,924. This consisted of aggregate gross unrealized appreciation for all securities of $2,668,208, and gross unrealized depreciation for all securities of $499,284.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     INDEPENDENCE SMALL CAP PORTFOLIO
                                              FOR THE SIX MONTHS ENDED
                                              APRIL 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

   STATEMENT OF OPERATIONS

Investment Income
Dividends...................................................................   $    19,585
Interest....................................................................        13,259
                                                                               -----------
     Total Income...........................................................        32,844
                                                                               -----------
Expenses
Investment Advisory Fees-- Note B...........................................        71,200
Administrative Fees-- Note C................................................        44,579
Custodian Fees..............................................................         5,094
Registration and Filing Fees................................................         1,810
Directors' Fees-- Note E....................................................         1,300
Shareholder Servicing Fees-- Note F.........................................           943
Legal Fees..................................................................           447
Printing Fees...............................................................           181
Audit Fees..................................................................             2
Other Expenses..............................................................         3,597
                                                                               -----------
     Total Expenses.........................................................       129,153
Less:
Waiver of Investment Advisory Fees-- Note B.................................        (8,376)
                                                                               -----------
Net Expenses Before Expense Offset..........................................       120,777
                                                                               -----------
Expense Offset-- Note A.....................................................          (290)
                                                                               -----------
     Net Expenses After Expense Offset......................................       120,487
                                                                               -----------
Net Investment Loss.........................................................       (87,643)
                                                                               -----------
Net Realized Gain on Investments............................................     2,797,179
Net Change in Unrealized Appreciation (Depreciation) on Investments.........    (4,918,733)
                                                                               -----------
Net Loss on Investments.....................................................    (2,121,554)
                                                                               -----------
Net Decrease in Net Assets Resulting From Investments.......................   $(2,209,197)
                                                                               -----------

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                     INDEPENDENCE SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------


   STATEMENT OF CHANGES IN NET ASSETS

                                                    Six Months
                                                      Ended           Year Ended
                                                  April 30, 2001      October 31,
                                                    (Unaudited)           2000
                                                  --------------     ------------
Increase (Decrease) in Net Assets
Operations:
     Net Investment Loss........................   $     (87,643)     $  (195,731)
     Net Realized Gain..........................       2,797,179          825,960
     Net Change in Unrealized
       Appreciation (Depreciation)..............      (4,918,733)       7,634,409
                                                   -------------      -----------
     Net Increase (Decrease) in Net Assets
       Resulting from Operations................      (2,209,197)       8,264,638
                                                   -------------      -----------
Distributions:
     Net Realized Gain..........................        (258,278)              --
                                                   -------------      -----------
Capital Share Transactions:
Institutional Class:
     Issued.....................................       1,000,407        8,459,736
     In Lieu of Cash Distributions..............         252,742               --
     Redeemed...................................     (10,514,012)      (8,398,249)
                                                   -------------      -----------
     Net Increase (Decrease) from
        Capital Share Transactions: ............      (9,260,863)          61,487
                                                   -------------      -----------
         Total Increase (Decrease)..............     (11,728,338)       8,326,125
                                                   -------------      -----------
   Net Assets:
     Beginning of Period........................      24,219,265       15,893,140
                                                   -------------      -----------
     End of Period (including undistributed net
       investment loss of $(87,643)
       and $0, respectively)....................   $  12,490,927      $24,219,265
                                                   =============      ===========
Shares Issued and Redeemed:
     Shares Issued..............................          71,080          622,475
     In Lieu of Cash Distributions..............          20,802               --
     Redeemed...................................        (829,445)        (652,855)
                                                   -------------      -----------
     Net Decrease in Shares Outstanding: .......        (737,563)         (30,380)
                                                   =============      ===========

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                     INDEPENDENCE SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                                                       Institutional Class Shares
                                                            ------------------------------------------------
                                                              Six Months                        December 16,
                                                                 Ended          Year Ended       1998*** to
                                                            April 30, 2001      October 31,     October 31,
                                                              (Unaudited)          2000            1999
                                                            --------------      -----------     -----------
Net Asset Value, Beginning of Period..................              $14.64            $9.44          $10.00
                                                                   -------          -------         -------
Income from Investment Operations:
     Net Investment Loss..............................               (0.10)           (0.12)          (0.09)
     Net Realized and Unrealized Gain (Loss)..........               (0.72)            5.32           (0.47)
                                                                   -------          -------         -------
     Total from Investment Operations.................               (0.82)            5.20           (0.56)
                                                                   -------          -------         -------

Distributions:
Net Realized Gain.....................................               (0.19)              --              --
                                                                   -------          -------         -------
Net Asset Value, End of Period........................              $13.63           $14.64          $ 9.44
                                                                   =======          =======         =======
Total Return+.........................................               (5.48)%**        55.08%          (5.60)%**
                                                                   =======          =======         =======
Ratios and Supplemental Data
Net Assets, End of Period (Thousands).................             $12,491          $24,219         $15,893
Ratio of Expenses to Average Net Assets...............                1.44 %*          1.49%           1.85%*
Ratio of Net Investment Loss to Average Net Assets....               (1.05)%*         (0.95)%         (1.11)%*
Portfolio Turnover Rate...............................                  29%              84%             91%

  *  Annualized
 **  Not Annualized
***  Commencement of Operations
  + Total return would have been lower had certain expenses not been waived by the Adviser during the periods indicated.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                       INDEPENDENCE SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Independence Small Cap Portfolio, formerly the DSI Small Cap Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc. is a diversified, open-end management investment company. At April 30, 2001, the UAM Funds were com- prised of 40 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to seek maximum capital appreciation consistent with reasonable risk to principal by investing in primarily smaller capital companies.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

         1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Directors.

         2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

         3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral.

UAM FUNDS                                       INDEPENDENCE SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

         In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

         Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

         4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

         The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.

         Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

         5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the UAM Funds based on their relative net assets. Income, expenses (other than class specific expenses), and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets for custodian balance credits.

UAM FUNDS                                       INDEPENDENCE SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

         6. Accounting Standards Issued But Not Yet Adopted: On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Management of the Portfolio does not expect any material impact on results of operations or financial condition of the Portfolio upon adoption of the provisions of the Guide.

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Independence Investment Associates (the "Adviser"), an affiliate of John Hancock Financial Services, Inc., provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.85% of average daily net assets. Old Mutual (US) Holdings, Inc. is a subsidiary of Old Mutual plc, which gained control of United Asset Management Corporation ("UAM") on September 26, 2000.

     C. Administrative Services: Prior to April 1, 2001, UAM Fund Services, Inc. ("UAMFSI"), a wholly owned subsidiary of UAM, provided and oversaw administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the UAM Funds, under a Fund Administration Agreement (the "Agreement"). UAMFSI had entered into separate Service Agreements with SEI Investments Mutual Funds Services ("SEI"), a wholly owned subsidiary of SEI Investments Company, DST Systems, Inc. ("DST") and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the UAM Funds.

     Pursuant to the Agreement, the Portfolio paid UAMFSI 0.073% per annum of the average daily net assets of the Portfolio, an annual base fee of $72,500 and a fee based on the number of active shareholder accounts.

     For the five months ended March 31, 2001 UAMFSI was paid $35,808, of which $16,701 was paid to SEI for their services, $4,787 to DST for their services and $3,070 to UAMSSC for their services.

     Effective April 1, 2001, SEI (the "Administrator") was appointed the administrator and began providing administrative services to the UAM Funds under an Administration Agreement (the "Administration Agreement").

     Pursuant to the Administration Agreement, the Portfolio pays the Administrator 0.073% per annum of the average daily net assets of the Portfolio and an annual base fee of $54,500. For the one month ending April 30, 2001 the Administrator was paid $8,161.

UAM FUNDS                                       INDEPENDENCE SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

     D. Distribution Services: Prior to April 1, 2001, UAM Fund Distributors, Inc. ("UAMFDI"), a wholly owned subsidiary of UAM, distributed the shares of the UAM Funds. UAMFDI did not receive any fee or other compensation with respect to the Portfolio.

     Effective April 1, 2001, Funds Distributor, Inc. (the "Distributor") was appointed as the distributor and began providing distribution services to the UAM Funds. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

     E. Directors'Fees: Each Director, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds.

     F. Shareholder Servicing Fees: Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the UAM Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the UAM Funds that are serviced by the financial representative.

     G. Purchases and Sales: For the six months ended April 30, 2001, the Portfolio made purchases of $4,941,847 and sales of $14,519,490 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

     H. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.75%. In addition, a commitment fee of 0.10% per annum (provided that for the period beginning April 27, 2001 through July 27, 2001 such commitment fee shall be computed at 0.09% per annum), payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the six months ended April 30, 2001, the Portfolio had no borrowings under the agreement.

     I. Other: At April 30, 2001, 87% of total shares outstanding were held by 2 record shareholders, each owning 10% or greater of the aggregate total shares outstanding.

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UAM FUNDS                                       INDEPENDENCE SMALL CAP PORTFOLIO
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Shareholder Voting Results (Unaudited)

       At a shareholder meeting, the shareholders of the DSI Small Cap Portfolio voted to: (i) approve the adoption of standardized fundamental investment restrictions by revising the current fundamental investment restrictions of the Fund; (ii) ratify the interim investment advisory agreement for the Fund; and
(iii) approve a new investment advisory agreement for the Fund. The results of the voting were as follows:

                        Shares              % of Shares          % of Shares
                        Voted                  Voted             Outstanding
                     -----------            -----------          -----------
For                  736,007.440              100.00%               0.54%
Against                    0.00                 0.00                0.00
Abstain                    0.00                 0.00                0.00

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                                     NOTES






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                                     NOTES







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                                     NOTES

UAM FUNDS                                       INDEPENDENCE SMALL CAP PORTFOLIO
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Officers and Directors

James F. Orr, III                         Linda T. Gibson, Esq.
Director, President and Chairman          Vice President and Secretary

John T. Bennett, Jr.                      Sherry Kajden Vetterlein
Director                                  Vice President and Assistant Secretary

Nancy J. Dunn                             Christopher Salfi
Director                                  Treasurer

Philip D. English                         Molly S. Mugler
Director                                  Assistant Secretary

William A. Humenuk
Director

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UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Independence Investment Associates
Exchange Place
53 State Street
Boston, MA 02109

Distributor
Funds Distributor, Inc.
60 State Street
Suite 1300
Boston, MA 02109

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This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
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